Note 32 - Interest Income and Expense (Tables)	6 Months Ended
Jun. 30, 2020
Interest Income And Expense
Interest Income Break Down By Origin
Interest and other income. Breakdown by origin (Millions of Euros)
	June 2020	June 2019
Financial assets held for trading	711	1,071
Financial assets designated at fair value through profit or loss	80	77
Financial assets at fair value through other comprehensive income	714	975
Financial assets at amortized cost	11,031	12,911
Insurance activity	477	493
Adjustments of income as a result of hedging transactions	1	(38)
Other income	214	143
Total	13,228	15,633

Interest Expenses Break Down By Origin
Interest expense. Breakdown by origin (Millions of Euros)
	June 2020	June 2019
Financial liabilities held for trading	344	746
Financial liabilities designated at fair value through profit or loss	33	3
Financial liabilities at amortized cost	3,891	5,613
Adjustments of expense as a result of hedging transactions	(176)	(136)
Insurance activity	324	338
Cost attributable to pension funds	33	44
Other expense	125	82
Total	4,574	6,691